07007854

RECEIVED
MAR 2 0 2007
BRANCH OF REGISTRATIONS AND EXAMINATIONS

SECURITIES AND EXCHANGE COMMISSION
3-29-07

DIVISION OF MARKET REGULATION

File Number: 85-134

For the reporting period ended December 31, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number: 3235-0337
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FORM TA-2
FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

Form Version: 1.0.0 ☑ Check to show blank form for printing

1(a).Filer CIK: 0000838392
1(b).Filer CCC:

1(c). Live/Test Filing? ○ Live ○ Test

1(d). Return Copy ☐ Yes

1(e). Is this filing an amendment to a previous filing? ☐ Yes

PROCESSED
JUN 2 2 2007
THOMSON FINANCIAL

The registrant may provide a single e-mail address for contact purposes.

1(f)(i). Contact Name: JEANNETTE GRANJA
1(f)(ii). Contact Phone Number: 504-889-9464
1(f)(iii). Contact E-mail Address: jgranja@bankoflouisiana.com

The registrant may provide additional e-mail addresses for those persons the filer would like to receive notification e-mails regarding the filing.

1(g). Notification E-mail Address:

SEC 2113 (12-06)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

1(h). Full Name of Registrant as stated in Question 3 of Form TA-1:
BANK OF LOUISIANA

2(a). During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions?
O All O Some ● None

2(b). If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File Number:
	-
	-
	-
	-
	-

2(c). During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?
O Yes ● No

2(d). If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name of Transfer Agent(s):	File Number:
	-
	-
	-
	-
	-

3(a). Registrant's appropriate regulatory agency (ARA):
FEDERAL DEPOSIT INSURANCE CORPORATION

3(b). During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading?
O Yes, filed amendment(s)

N/A

○ No, failed to file amendment(s)
✓ ○ Not applicable

3(c). If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4(a). Number of items received for transfer during the reporting period: 23 ✓

4(b). Number of individual securityholder accounts for which the TA maintained master securityholder files: 1,161 ✓

5(a). Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 1,161

5(b). Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31:

5(c). Number of individual securityholder DRS accounts as of December 31: ✓

5(d). Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

5(d)(i) Corporate Equity Securities	5(d)(ii)Corporate Debt Securities	5(d)(iii) Open-End Investment Company Securities	5(d)(iv) Limited Partnership Securities	5(d)(v) Municipal Debt Securities	5(d)(vi) Other Securities
✓ 100%					

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
✓ 6(a). Receives items for transfer and maintains the master securityholder files:	6(a)(i) 2	6(a)(ii) 0	6(a)(iii) 0	6(a)(iv) 0	6(a)(v) 0	6(a)(vi) 0

	6(b)(i)	6(b)(ii)	6(b)(iii)	6(b)(iv)	6(b)(v)	6(b)(vi)
6(b). Receives items for transfer but does not maintain the master securityholder files:						
	6(c)(i)	6(c)(ii)	6(c)(iii)	6(c)(iv)	6(c)(v)	6(c)(vi)
6(c). Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:

7(a). Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0

7(b). Number of issues for which DRS services were provided, as of December 31: 0

7(c). Dividend disbursement and interest paying agent activities conducted during the reporting period:

7(c)(i). number of issues

7(c)(ii). amount (in dollars)

8(a). Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
8(a)(i). Number of issues		0
8(a)(ii). Market value (in dollars)		0

8(b). Number of quarterly reports regarding buy-ins filed by the registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2) of the Act:

8(c). During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2) of the Act?

O Yes O No ☒ Not Applicable

8(d). If the answers to subsection (c) is no, provide an explanation for each failure

to file:

9(a). During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2 of the Act?
☑ Yes O No O Not Applicable

If the answer to subsection (a) is no, complete subsections (i) through (ii).

9(a)(i). Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2 of the Act:

9(a)(ii). Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2 of the Act:

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:

10(a). Total number of transactions processed:

10(b). Number of transactions processed on a date other than date of receipt of order (as ofs):

11(a). During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

11(a)(i) Date of Database Search	11(a)(ii) Number of Lost Securityholder Accounts Submitted for Database Search	11(a)(iii) Addresses Obtained from Database Search
4/05/06-06/15/06	46	18

11(b). Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

12(a). Signature of Official responsible for Form: Mary A Stillwell	12(b). Telephone Number: 504-889-9465
12(c). Title of Signing Officer: Cashier	12(d).Date Signed (Month/Day/Year): 3/21/2007

13. Related Documents/Attachments

13(a). File Name:

13(b). Type of Attachment:
- O COVER
- O CORRESP
- O GRAPHIC

13(c). Type of Attachment Additional Description:

13(d). Attachment Description:

13(e). File:

END